Document and Entity Information	Nov. 04, 2026
Cover [Abstract]
Entity Registrant Name	NATIONAL FUEL GAS CO
Amendment Flag	false
Entity Central Index Key	0000070145
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Incorporation State Country Code	NJ
Entity File Number	1-3880
Entity Tax Identification Number	13-1086010
Entity Address, Address Line One	6363 Main Street
Entity Address, City or Town	Williamsville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14221
City Area Code	(716)
Local Phone Number	857-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $1.00 per share
Trading Symbol	NFG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false